Purchase Commitment (Detail) - Nueva Tel - BOLIVIA $ in Thousands	Dec. 31, 2017 USD ($)
Telecel
Long-term Purchase Commitment [Line Items]
2018	$ 7,370
2019	1,577
2020	1,577
2021	1,577
2022	1,577
Thereafter	14,193
Total	27,871
Claro
Long-term Purchase Commitment [Line Items]
2018	2,343
2019	533
2020	533
2021	533
2022	533
Thereafter	2,666
Total	$ 7,141